UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/01

Check here if Amendment [ ]; Amendment Number:_____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Ameritas Life Insurance Corp.
Address:     5900 "O" Street
             Lincoln, NE  68510

Form 13F File Number: 28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William W. Lester
Title:  Senior Vice President - Investments and Treasurer
Phone:  (402) 467-6959

Signature, Place, and Date of Signing:

/s/ William W. Lester              Lincoln, NE                     11/14/01
---------------------              --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total:   $198,277


List of Other Included Managers:

No.     13F File Number     Name

                                            FORM 13F INFORMATION TABLE


                              TITLE OF            VALUE     SHARES/  SH/ PUT/  INVSTMT   OTHER     VOTING  AUTHORITY
NAME OF ISSUER                  CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------

AES CORPORATION                  COM  00130H105    1,578    123,060     SH    DEFINED 01           123,060
ABBOTT LABORATORIES              COM  002824100    2,183     42,100     SH    DEFINED 01            42,100
ALLTEL CORP                      COM  020039103    3,885     67,038     SH    DEFINED 01            67,038
AMERICA ONLINE                   COM  02364J104      993     30,000     SH    DEFINED 01            30,000
AMERICAN INTERNATIONAL GROUP     COM  026874107    1,002     12,852     SH    DEFINED 01            12,852
AMERUS GROUP CO                  COM  03072M108    4,576    130,000     SH    DEFINED 01           130,000
ANHEUSER-BUSCH CO                COM  035229103      575     13,725     SH    DEFINED 01            13,725
APACHE CORP                      COM  037411105    2,150     50,000     SH    DEFINED 01            50,000
AUTOMATIC DATA PROCESSING INC    COM  053015103    4,684     99,575     SH    DEFINED 01            99,575
BARR LABORATORIES INC.           COM  068306109    6,143     77,705     SH    DEFINED 01            77,705
CVS CORP                         COM  126650100    3,647    109,855     SH    DEFINED 01           109,855
CALVERT                          COM  131582751    3,254    334,450     SH    DEFINED 01           334,450
CALVERT                          COM  131618746      524    133,333     SH    DEFINED 01           133,333
CISCO SYSTEMS INC                COM  17275R102      466     38,234     SH    DEFINED 01            38,234
CITIGROUP INC                    COM  172967101    7,507    185,357     SH    DEFINED 01           185,357
CLOROX CO                        COM  189054109    4,437    119,925     SH    DEFINED 01           119,925
CONAGRA FOODS INC                COM  205887102      453     20,163     SH    DEFINED 01            20,163
DEVON ENERGY CORPORATION         COM  25179M103    3,890    113,070     SH    DEFINED 01           113,070
DISNEY CO THE WALT               COM  254687106    3,441    184,800     SH    DEFINED 01           184,800
EMC CORPORATION                  COM  268648102    2,219    188,845     SH    DEFINED 01           188,845
E.PIPHANY INC                    COM  26881V100      305     71,693     SH    DEFINED 01            71,693
ERICSSON (LM) TELEPHONE AB       COM  294821400      833    239,500     SH    DEFINED 01           239,500
EXXON MOBIL CORP                 COM  30231G102    1,418     36,000     SH    DEFINED 01            36,000
FREDDIE MAC                      COM  313400301    6,294     96,825     SH    DEFINED 01            96,825
FIRST DATA CORP                  COM  319963104    4,120     70,719     SH    DEFINED 01            70,719
FLEET BOSTON CORP                COM  339030108    4,893    133,156     SH    DEFINED 01           133,156
GANNETT CO INC                   COM  364730101    5,518     91,795     SH    DEFINED 01            91,795
GENERAL ELECTRIC CO              COM  369604103    7,330    197,055     SH    DEFINED 01           197,055
GLAXOSMITHKLINE PLC-ADS          COM  37733W105    5,944    105,912     SH    DEFINED 01           105,912
GOLDMAN SACHS MONEY MARKET       COM  381423MM1    1,369  1,369,047     SH    DEFINED 01         1,369,047
RSTK INTERGRATED ELECTRICAL SVCS COM  45811E103      380     70,330     SH    DEFINED 01            70,330
HARRIS INTERACTIVE INC           COM  414549105      208     96,252     SH    DEFINED 01            96,252
HEWLETT PACKARD                  COM  428236103    2,572    160,225     SH    DEFINED 01           160,225
INTEL CORP                       COM  458140100      264     12,900     SH    DEFINED 01            12,900
JOHNSON & JOHNSON                COM  478160104    7,580    136,825     SH    DEFINED 01           136,825
KROGER CO                        COM  501044101    2,532    102,775     SH    DEFINED 01           102,775
ESTEE LAUDER COMPANIES INC       COM  518439104    5,363    161,775     SH    DEFINED 01           161,775
LEVEL 3 COMMUNICATIONS           COM  52729N100      435    115,135     SH    DEFINED 01           115,135
MCDONALDS CORP                   COM  580135101    2,542     93,650     SH    DEFINED 01            93,650
MCLEODUSA INC                    COM  582266102      418    542,625     SH    DEFINED 01           542,625
MEDTRONIC, INC.                  COM  585055106    5,607    128,900     SH    DEFINED 01           128,900
MELLON FINANCIAL CORPORATION     COM  58551A108    3,233    100,000     SH    DEFINED 01           100,000
MICROSOFT CORP                   COM  594918104    3,958     77,355     SH    DEFINED 01            77,355
MORGAN STANLEY                   COM  61744J416    5,302    589,765     SH    DEFINED 01           589,765
NATIONS MUNICIPAL INCOME FUND    COM  638579672      292     26,206     SH    DEFINED 01            26,206
NOBLE AFFILIATES INC             COM  654894104      384     12,400     SH    DEFINED 01            12,400
PHOENIX COMPANIES INC            COM  71902E109      627     43,375     SH    DEFINED 01            43,375
PEPSICO INC                      COM  713448108    7,729    159,355     SH    DEFINED 01           159,355
PFIZER INC                       COM  717081103    5,025    125,322     SH    DEFINED 01           125,322
PHOENIX COMPANIES, INC.          COM  71902E109    3,685    255,000     SH    DEFINED 01           255,000
POTOMAC ELECTRIC POWER CO        PFD  737679209      366     10,000     SH    DEFINED 01            10,000
QWEST COMMUNICATIONS INTL        COM  749121109    2,466    147,667     SH    DEFINED 01           147,667
ROGERS COMMUNICATIONS            COM  775109200    2,688    209,175     SH    DEFINED 01           209,175
ROYAL DUTCH PETROLEUM            COM  780257804    4,942     98,345     SH    DEFINED 01            98,345
S&P 500 DEPOSITARY RECEIPTS      COM  78462F103    9,483     90,800     SH    DEFINED 01            90,800
SPRINT GROUP                     COM  852061506      759     28,856     SH    DEFINED 01            28,856
TALBOTS INC                      COM  874161102    3,924    174,775     SH    DEFINED 01           174,775
TEXAS INSTRUMENTS                COM  882508104    2,879    115,250     SH    DEFINED 01           115,250
US BANCORP                       COM  902973304    2,291    103,307     SH    DEFINED 01           103,307
WAL-MART STORES INC              COM  931142103    6,624    133,825     SH    DEFINED 01           133,825
WALGREEN CO                      COM  931422109      399     11,575     SH    DEFINED 01            11,575
WELLS FARGO COMPANY              COM  949746101    7,236    162,797     SH    DEFINED 01           162,797
WORLDCOM INC                     COM  98157D106      454     30,184     SH    DEFINED 01            30,184
                                                 198,277  8,812,515                              8,812,515
